Other Long-Term Liabilities	12 Months Ended
Aug. 31, 2018
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities	15. OTHER LONG-TERM LIABILITIES

	2018	2017
	$	$
Pension liabilities [note 27]	10	99
Post retirement liabilities [note 27]	3	5
Other	–	10
	13	114